UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21621

Name of Fund:  Defined Strategy Fund Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, President, Defined Strategy Fund Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Defined Strategy Fund, Inc.

Schedule of Investments as of December 31, 2004

Industry*                         Shares Held   Common Stocks                                                      Value
Automobiles - 1.4%                     49,838   General Motors Corp.                                          $   1,996,510

Beverages - 1.4%                       47,858   The Coca-Cola Co.                                                 1,992,328

Chemicals - 1.4%                       40,810   EI Du Pont de Nemours & Co.                                       2,001,730

Diversified Financial                  41,542   Citigroup, Inc.                                                   2,001,494
Services - 2.8%                        51,189   JPMorgan Chase & Co.                                              1,996,883
                                                                                                              -------------
                                                                                                                  3,998,377

Diversified Telecommunication          77,584   SBC Communications, Inc.                                          1,999,340
Services - 2.8%                        49,027   Verizon Communications, Inc.                                      1,986,084
                                                                                                              -------------
                                                                                                                  3,985,424

Pharmaceuticals - 2.8%                 61,861   Merck & Co., Inc.                                                 1,988,213
                                       74,150   Pfizer, Inc.                                                      1,993,893
                                                                                                              -------------
                                                                                                                  3,982,106

Tobacco - 1.3%                         32,552   Altria Group, Inc.                                                1,988,927

                                                Total Investments in Common Stocks
                                                (Cost - $19,999,717) - 13.9%                                     19,945,402


                                  Face Amount   U.S. Government Obligations (a)
                               $  141,000,000   U.S. Treasury Bills,  2.20% due 3/31/2005                       140,255,520

                                                Total Investments in U.S. Government Obligations
                                                (Cost - $140,234,279) - 98.1%                                   140,255,520


                          Beneficial Interest   Short-Term Securities
                               $    3,100,269   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)       3,100,269

                                                Total Investments in Short-Term Securities
                                                (Cost - $3,100,269) - 2.2%                                        3,100,269

                                                Total Investments (Cost - $163,334,265**) - 114.2%              163,301,191
                                                Liabilities in Excess of Other Assets - (14.2%)                (20,261,732)
                                                                                                             --------------
                                                Net Assets - 100.0%                                          $  143,039,459
                                                                                                             ==============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments, as of December 31, 2004, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                $     163,334,265
                                                  =================
    Gross unrealized apprecation                  $          24,554
    Gross unrealized depreciation                          (57,628)
                                                  -----------------
    Net unrealized depreciation                   $        (33,074)
                                                  =================

(a) Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

(b) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                              Net          Interest
    Affiliate                               Activity        Income

    Merill Lynch Liquidity Series, LLC
    Cash Sweep Series I                    $3,100,269        $472



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund Inc.


By:    /s/ Mitchell M. Cox
       Mitchell M. Cox
       President
       Defined Strategy Fund Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Mitchell M. Cox
       Mitchell M. Cox
       President
       Defined Strategy Fund Inc.


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Defined Strategy Fund Inc.


Date: February 24, 2005